2. Loans: Schedule of Loans and Financing Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Loans and Financing Receivable

December 31, 2015	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs
Consumer Loans	$ 492,742,657	90.5%	$ 31,119,348	97.2%
Real Estate Loans	21,754,111	4.0	10,699.0
Sales Finance Contracts	29,908,790	5.5	877,238	2.8
Total	$ 544,405,558	100.0%	$ 32,007,285	100.0%

December 31, 2014

Consumer Loans	$ 468,956,278	91.5%	$ 27,824,196	97.0%
Real Estate Loans	19,914,898	3.9	71,789.0
Sales Finance Contracts	23,721,528	4.6	787,350	3.0
Total	$ 512,592,704	100.0%	$ 28,683,335	100.0%